Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,446,000
Previously Paid Amount	0.00
Total Fee Amount	752.09
Total Offset Amount	0.00
Net Fee	752.09
Narrative - Max Aggregate Offering Price	$ 5,446,000
Final Prospectus	true